Roundhill Alerian LNG ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Electric - 6.5%
Sempra	175	$14,635
Tokyo Electric Power Co. Holdings, Inc. (a)(b)	7,700	34,285
		48,920

Gas - 9.6%
ENN Energy Holdings Ltd. (b)	5,300	40,974
Korea Gas Corp. (a)(b)	876	31,216
		72,190

Oil & Gas - 37.0%(c)
Chevron Corp.	103	15,169
Exxon Mobil Corp.	129	15,121
Kunlun Energy Co. Ltd. (b)	20,000	20,650
Santos Ltd. (b)	17,476	85,111
Shell PLC - ADR (b)	213	14,047
Tellurian, Inc. (a)	3,957	3,830
TotalEnergies SE (b)	213	13,907
Woodside Energy Group Ltd. (b)	6,398	111,853
		279,688

Pipelines - 34.9%(c)
Cheniere Energy, Inc.	578	103,948
Enbridge, Inc. (b)	353	14,356
Excelerate Energy, Inc. - Class A	639	14,064
Golar LNG Ltd. (b)	1,106	40,657
Kinder Morgan, Inc.	503	11,111
Koninklijke Vopak NV (b)	336	15,630
New Fortress Energy, Inc.	2,567	23,334
NextDecade Corp. (a)	4,419	20,813
Petronas Gas Bhd (b)	4,546	19,844
		263,757

Transportation - 11.4%
FLEX LNG Ltd. (b)	785	19,970
Korea Line Corp. (a)(b)	1,003	1,584
MISC Bhd (b)	8,684	16,427
Mitsui OSK Lines Ltd. (b)	400	13,775
Qatar Gas Transport Co. Ltd. (b)	28,757	34,357
		86,113
TOTAL COMMON STOCKS (Cost $746,311)		750,668

TOTAL INVESTMENTS - 99.4% (Cost $746,311)		750,668
Other Assets in Excess of Liabilities - 0.6%		4,862
TOTAL NET ASSETS - 100.0%		$755,530

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SE - Societas Europeae

(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Allocation of Portfolio Holdings by Country as of September 30, 2024
(% of Net Assets)
United States	$222,025	29.3%
Australia	196,964	26.1
Japan	48,060	6.4
China	40,974	5.4
Bermuda	40,657	5.4
Malaysia	36,271	4.8
Qatar	34,357	4.6
South Korea	32,800	4.4
Hong Kong	20,650	2.7
Norway	19,970	2.6
Netherlands	15,630	2.1
Canada	14,356	1.9
United Kingdom	14,047	1.9
France	13,907	1.8
Other Assets in Excess of Liabilities	4,862	0.6
	$755,530	100.0%

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Roundhill Alerian LNG ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$750,668	$–	$–	$750,668
Total Investments	$750,668	$–	$–	$750,668

Refer to the Schedule of Investments for further disaggregation of investment categories.